Summary of significant accounting policies - Leases (Details) - Right-of use assets	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	1 year
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	20 years
Plant and machinery | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	2 years
Plant and machinery | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	7 years
Motor vehicles | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Motor vehicles | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	4 years